American Funds® International Vantage Fund
Investment portfolio
July 31, 2022
unaudited
Common stocks 88.93% Information technology 15.58%	Shares	Value (000)
ASML Holding NV1	55,143	$31,661
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	271,075	23,985
Keyence Corp.[1]	47,220	18,739
Hamamatsu Photonics KK1	368,100	16,715
SAP SE1	149,622	13,868
STMicroelectronics NV (EUR denominated)[1]	323,626	12,313
OBIC Co., Ltd.[1]	72,200	11,519
Amadeus IT Group SA, Class A, non-registered shares[1,2]	133,926	7,815
Fujitsu, Ltd.[1]	42,600	5,963
Nokia Corp.[1]	933,737	4,888
Adyen NV1,2	2,698	4,867
Tokyo Electron, Ltd.[1]	10,800	3,745
Nice, Ltd. (ADR)[2]	17,350	3,713
Atlassian Corp. PLC, Class A2	17,208	3,602
Dye & Durham, Ltd.	222,112	3,271
Reply SpA[1]	20,125	2,654
Worldline SA, non-registered shares[1,2]	45,404	2,010
Dassault Systemes SE1	45,304	1,942
AVEVA Group PLC[1]	31,406	908
		174,178
Industrials 14.18%
Safran SA1	191,637	21,116
ABB, Ltd.[1]	656,585	19,978
SMC Corp.[1]	30,600	15,144
TFI International, Inc. (CAD denominated)	142,040	14,187
Airbus SE, non-registered shares[1]	128,067	13,849
RELX PLC[1]	287,000	8,493
DSV A/S1	47,459	7,977
Epiroc AB, Class A1	440,146	7,830
MTU Aero Engines AG1	36,684	7,057
Recruit Holdings Co., Ltd.[1]	186,800	7,016
DKSH Holding AG1	80,890	6,643
Daikin Industries, Ltd.[1]	35,600	6,262
Mitsubishi Corp.[1]	206,200	6,140
Jardine Matheson Holdings, Ltd.[1]	102,100	5,400
Nidec Corp.[1]	71,900	5,002
ASSA ABLOY AB, Class B1	119,210	2,815
Hitachi, Ltd.[1]	35,700	1,812
Ryanair Holdings PLC (ADR)[2]	24,214	1,768
		158,489
Health care 12.51%
Novo Nordisk A/S, Class B1	353,186	41,538
AstraZeneca PLC[1]	255,803	33,625
Genmab A/S1,2	48,061	17,113
American Funds International Vantage Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Straumann Holding AG1	77,090	$10,440
Shionogi & Co., Ltd.[1]	197,100	10,105
BeiGene, Ltd. (ADR)[2]	47,550	7,992
Roche Holding AG, nonvoting non-registered shares[1]	15,102	5,015
Daiichi Sankyo Company, Ltd.[1]	169,200	4,482
Terumo Corp.[1]	108,000	3,693
Innovent Biologics, Inc.[1,2]	730,000	3,071
HOYA Corp.[1]	14,200	1,426
Asahi Intecc Co., Ltd.[1]	38,600	714
Hutchmed China, Ltd.[1,2]	228,651	583
		139,797
Consumer staples 11.37%
British American Tobacco PLC[1]	478,403	18,802
Nestlé SA1	150,245	18,453
L’Oréal SA, non-registered shares[1]	45,448	17,167
Carlsberg A/S, Class B1	121,772	15,770
Anheuser-Busch InBev SA/NV1	261,920	14,031
Reckitt Benckiser Group PLC[1]	162,518	13,193
Danone SA1	177,568	9,791
Pernod Ricard SA1	36,884	7,259
Uni-Charm Corp.[1]	145,400	5,287
Imperial Brands PLC[1]	193,895	4,265
Diageo PLC[1]	41,300	1,963
Unilever PLC (GBP denominated)[1]	22,300	1,086
		127,067
Financials 10.18%
AIA Group, Ltd.[1]	2,489,700	25,128
London Stock Exchange Group PLC[1]	241,118	23,531
DBS Group Holdings, Ltd.[1]	597,680	13,651
HDFC Bank, Ltd. (ADR)	211,629	13,290
Euronext NV1	138,509	11,274
DNB Bank ASA[1]	436,846	8,582
Aon PLC, Class A	20,100	5,850
Partners Group Holding AG1	2,627	2,861
Deutsche Boerse AG1	14,488	2,526
ING Groep NV1	214,800	2,088
Hong Kong Exchanges and Clearing, Ltd.[1]	42,500	1,952
UniCredit SpA[1]	125,571	1,244
Banco Bilbao Vizcaya Argentaria, SA1	248,240	1,130
Allfunds Group PLC[1]	80,062	675
		113,782
Consumer discretionary 9.92%
Kering SA1	37,849	21,717
EssilorLuxottica[1]	117,370	18,414
LVMH Moët Hennessy-Louis Vuitton SE1	19,225	13,373
Industria de Diseño Textil, SA1	548,420	13,321
Hermès International[1]	9,549	13,073
MercadoLibre, Inc.[2]	11,178	9,096
Cie. Financière Richemont SA, Class A1	63,364	7,666
adidas AG1	33,273	5,710
American Funds International Vantage Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Nitori Holdings Co., Ltd.[1]	43,100	$4,549
B&M European Value Retail SA1	769,021	3,988
		110,907
Materials 5.91%
Givaudan SA1	3,791	13,270
Shin-Etsu Chemical Co., Ltd.[1]	101,500	13,017
Air Liquide SA, non-registered shares[1]	79,192	10,914
Sika AG1	37,324	9,237
Asahi Kasei Corp.[1]	628,500	5,056
Sociedad Química y Minera de Chile SA, Class B (ADR)	46,234	4,548
BHP Group, Ltd. (CDI)[1]	162,515	4,473
Vale SA, ordinary nominative shares (ADR)	150,037	2,020
Rio Tinto PLC[1]	32,122	1,933
Kansai Paint Co., Ltd.[1]	110,120	1,581
		66,049
Communication services 3.70%
Koninklijke KPN NV1,3	3,032,681	9,986
Nippon Telegraph and Telephone Corp.[1]	327,600	9,360
Tencent Holdings, Ltd.[1]	231,300	9,099
BT Group PLC[1]	2,010,533	3,969
NetEase, Inc.[1]	189,900	3,528
América Móvil, SAB de CV, Series L (ADR)	137,356	2,600
Viaplay Group AB, Class B1,2	75,170	2,225
Adevinta ASA[1,2]	85,089	642
		41,409
Utilities 2.81%
Iberdrola SA, non-registered shares[1,2]	1,016,347	10,828
Engie SA1	743,766	9,211
Enel SpA[1]	1,273,438	6,435
Ørsted AS1	42,363	4,928
		31,402
Energy 2.17%
TotalEnergies SE1	286,999	14,640
INPEX Corp.[1]	285,300	3,267
Galp Energia, SGPS, SA, Class B1	289,795	3,061
BP PLC[1]	541,422	2,652
Woodside Energy Group, Ltd. (CDI)[1,2]	29,366	670
		24,290
Real estate 0.60%
Link REIT[1]	522,900	4,383
Altus Group, Ltd.	57,124	2,345
		6,728
Total common stocks (cost: $702,487,000)		994,098
American Funds International Vantage Fund — Page 3 of 7

unaudited
Preferred securities 0.51% Health care 0.51%	Shares	Value (000)
Sartorius AG, nonvoting non-registered preferred shares[1]	12,944	$5,761
Total preferred securities (cost: $2,184,000)		5,761
Rights & warrants 0.01% Consumer discretionary 0.01%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	147,960	108
Total rights & warrants (cost: $0)		108
Short-term securities 11.44% Money market investments 10.60%
Capital Group Central Cash Fund 1.71%[4,5]	1,185,595	118,512
Money market investments purchased with collateral from securities on loan 0.84%
Capital Group Central Cash Fund 1.71%[4,5,6]	42,446	4,243
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[4,6]	1,043,742	1,044
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[4,6]	1,043,741	1,044
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.85%[4,6]	1,043,741	1,044
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[4,6]	1,043,742	1,043
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[4,6]	957,277	957
		9,375
Total short-term securities (cost: $127,922,000)		127,887
Total investment securities 100.89% (cost: $832,593,000)		1,127,854
Other assets less liabilities (0.89)%		(10,004)
Net assets 100.00%		$1,117,850
Investments in affiliates5

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Short-term securities 10.98%
Money market investments 10.60%
Capital Group Central Cash Fund 1.71%[4]	$107,988	$386,248	$375,671	$(15)	$(38)	$118,512	$398
Money market investments purchased with collateral from securities on loan 0.38%
Capital Group Central Cash Fund 1.71%[4,6]	2,577	1,666[7]				4,243	—[8]
Total short-term securities						122,755
Total 10.98%				$(15)	$(38)	$122,755	$398
American Funds International Vantage Fund — Page 4 of 7

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $901,592,000, which represented 80.65% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $9,908,000, which represented .89% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 7/31/2022.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds International Vantage Fund — Page 5 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$34,571	$139,607	$—	$174,178
Industrials	15,955	142,534	—	158,489
Health care	7,992	131,805	—	139,797
Consumer staples	—	127,067	—	127,067
Financials	19,140	94,642	—	113,782
Consumer discretionary	9,096	101,811	—	110,907
Materials	6,568	59,481	—	66,049
Communication services	2,600	38,809	—	41,409
Utilities	—	31,402	—	31,402
Energy	—	24,290	—	24,290
Real estate	2,345	4,383	—	6,728
Preferred securities	—	5,761	—	5,761
Rights & warrants	108	—	—	108
Short-term securities	127,887	—	—	127,887
Total	$226,262	$901,592	$—	$1,127,854
American Funds International Vantage Fund — Page 6 of 7

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-123-0922O-S89833	American Funds International Vantage Fund — Page 7 of 7